Concentration Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentration Risk [Abstract]
Schedule of Group’s Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the Six Month Ended June 30,
	2022	2023
Percentage of the Group’s total revenue
Customer A	20%	19%
Customer B	* %	17%
Customer C	18	*
Customer D	11%	*

*       represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total revenue
Customer A	26%	*	*
Customer B	*	15%	11%
Customer C	*	*	15%
*	represent percentage less than 10%

Schedule of Group’s Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31,	June 30,
	2022	2023
Percentage of the Group’s accounts receivable
Customer E	33%	16%
Customer C	30%	16%
Customer F	10%	13%
Customer D	*	10%

*       represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	As of December 31,
	2021	2022
Percentage of the Group’s accounts receivable
Customer B	23%	30%
Customer C	13%	33%
Customer D	10%	15%
Customer E	*	12%
Customer F	*	10%
*	represent percentage less than 10%

Schedule of Group’s Total Purchase	The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchases:
	For the Six Month Ended June 30,
	2022	2023
Percentage of the Group’s total purchase
Supplier A	12%	17%
Supplier B	23%	13%
Supplier C	18%	*

*       represent percentage less than 10%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:
	For the years ended December 31,
	2020	2021	2022
Percentage of the Group’s total purchase
Supplier A	10%	*	*
Supplier B	*	12%	24%
Supplier C	*	11%	19%
Supplier D	*	10%	16%
*	represent percentage less than 10%